Condensed Financial Statements of the Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 57,595,302	$ 7,890,524	¥ 70,915,441
Short-term investment	88,685,783	12,149,902	83,824,022
Amounts due from related parties	270,920,123	37,115,905	143,650,752
Prepayments and other current assets			1,770,675
Total current assets	417,201,208	57,156,331	300,160,890
Non-current assets
Long-term investment (note 8)	8,490,163	1,163,148	14,136,050
Total non-current assets	8,490,163	1,163,148	14,136,050
Total assets	425,691,371	58,319,479	314,296,940
Current liabilities
Shareholders’ loan, at amortized cost	79,310,982	10,865,560	21,192,353
Share of losses in excess of investments in subsidiaries and VIEs	258,511,591	35,415,943	121,008,632
Accrued expenses and other current liabilities	16,461,536	2,255,222	38,751,114
Convertible loans, at fair value			6,372,830
Convertible loans, at amortized cost	3,500,000	479,498	3,541,350
Total current liabilities	357,784,109	49,016,223	196,394,141
Non-current liabilities
Convertible loans, at fair value	10,076,081	1,380,417	7,964,014
Warrant liabilities			87,279
Shareholders’ loan, at amortized cost			56,928,815
Convertible loans, at amortized cost			3,500,000
Other non-current liabilities	10,405,554	1,425,555	10,405,554
Total non-current liabilities	20,481,635	2,805,972	78,885,662
Total liabilities	378,265,744	51,822,195	275,279,803
Shareholders’ equity/(deficit)
Additional paid-in capital	1,984,763,325	271,911,461	1,816,654,303
Accumulated deficit	(1,814,578,760)	(248,596,271)	(1,644,382,306)
Accumulated other comprehensive loss	(131,840,166)	(18,062,029)	(135,581,744)
Total shareholders’ equity/(deficit)	47,425,627	6,497,284	39,017,138
Total liabilities, mezzanine equity and shareholders’ equity	425,691,371	58,319,479	314,296,941
Related Party [Member]
Current liabilities
Amounts due to related parties			5,527,862
Class A Ordinary Shares [Member]
Shareholders’ equity/(deficit)
Ordinary shares value	8,984,639	1,230,890	2,230,296
Class B Ordinary Shares [Member]
Shareholders’ equity/(deficit)
Ordinary shares value	¥ 96,589	$ 13,233	¥ 96,589